Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS VARIABLE SERIES II
Prospectus Date	rr_ProspectusDate	May 01, 2020
Class A | DWS Global Income Builder VIP
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DWS Global Income Builder VIP
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to maximize income while maintaining prospects for capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. This information does not reflect fees associated with the separate account that invests in the fund or any variable life insurance policy or variable annuity contract for which the fund is an investment option. These fees will increase expenses.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 182% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	182.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. This example does not reflect any fees or sales charges imposed by a variable contract for which the fund is an investment option. If they were included, your costs would be higher.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Main investments. The fund invests in a broad range of both traditional asset classes (such as equity and fixed income investments) and alternative asset classes (such as real estate, infrastructure, convertibles, commodities, currencies and absolute return strategies). The fund can buy many types of securities, among them common stocks, including dividend-paying stocks, convertible securities, corporate bonds, government bonds, municipal securities, inflation-indexed bonds, mortgage- and asset-backed securities, exchange-traded funds (ETFs) and exchange-traded notes (ETNs). The fund invests at least 25% of net assets in fixed income senior securities. The fund can invest in securities of any size, investment style category, maturity, duration or credit quality including high-yield debt securities (i.e., "junk bonds"), and from any country (including emerging markets).

The fund will generally invest in at least three different countries and will normally have investment exposure to foreign securities, foreign currencies and other foreign investments equal to at least 40% of the fund's net assets. For purposes of the foregoing policy, an investment is considered to be an investment in a foreign security or a foreign investment if the issuer is organized or located outside the US or is doing a substantial amount of business outside of the US. An issuer that derives at least 50% of its revenue from business outside the US or has at least 50% of its assets outside the US will be considered to be doing a substantial amount of business outside the US.

Management process. Portfolio management seeks to maximize risk adjusted returns by allocating the fund's assets among various asset categories. Portfolio management draws upon a broad investible universe to establish a strategic allocation based upon collective, long-term views on asset class selection, implementation, expected returns and other relevant factors. Portfolio management periodically reviews the fund's allocations and may adjust them based on current or anticipated market conditions or to manage risk consistent with the fund's overall investment strategy.

Within each asset category, portfolio management uses one or more investment strategies for selecting equity and debt securities. Each investment strategy is managed by a team that specializes in a particular asset category, and that may use a variety of quantitative and qualitative techniques. As a general matter, in buying and selling securities for the portfolio, the portfolio management teams utilize in-house research and resources to determine suitability of specific securities and use sector specialists to determine relative value within each relevant sector.

Examples of the fund's asset categories are US and foreign equity of any size and style (including emerging market equity), US and foreign fixed income of any credit quality (including emerging market bonds and inflation-indexed bonds), and alternative assets. Some asset categories may be represented by ETFs.

Portfolio management may consider information about Environmental, Social and Governance (ESG) issues in its fundamental research process and when making investment decisions.

Derivatives. Portfolio management generally may use futures contracts, options on interest rate swaps, options on interest rate futures contracts or interest rate swaps, which are types of derivatives (a contract whose value is based on, for example, indices, currencies or securities), for duration management (i.e., reducing or increasing the sensitivity of the fund's portfolio to interest rate changes) or for non-hedging purposes to seek to enhance potential gains. Portfolio management may also use (i) option contracts in order to gain exposure to a particular market or security, to seek to increase the fund's income, or to hedge against changes in a particular market or security, (ii) total return swaps to seek to enhance potential gains by increasing or reducing the fund's exposure to a particular sector or market or as a substitute for direct investment, or (iii) credit default swaps to seek to increase the fund's income, to gain exposure to a bond issuer's credit quality characteristics without directly investing in the bond or to hedge the risk of default on bonds held in the fund's portfolio. In addition, portfolio management generally may use forward currency contracts (i) to hedge exposure to changes in foreign currency exchange rates on foreign currency denominated portfolio holdings; (ii) to facilitate transactions in foreign currency denominated securities; or (iii) for non-hedging purposes to seek to enhance potential gains.

The fund may also use other types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, banks and pooled investment vehicles.

Active Trading. The fund may trade actively and this may lead to high portfolio turnover.

Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Asset allocation risk. Portfolio management may favor one or more types of investments or assets that underperform other investments, assets, or securities markets as a whole. Anytime portfolio management buys or sells securities in order to adjust the fund's asset allocation this will increase portfolio turnover and generate transaction costs.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. The market as a whole may not favor the types of investments the fund makes, which could adversely affect a stock's price, regardless of how well the company performs, or the fund's ability to sell a stock at an attractive price. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility which could negatively affect performance. To the extent that the fund invests in a particular geographic region, capitalization or sector, the fund's performance may be affected by the general performance of that region, capitalization or sector.

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

Interest rate risk. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive the fund will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Rising interest rates may prompt redemptions from the fund, which may force the fund to sell investments at a time when it is not advantageous to do so, which could result in losses. The fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The fund or the instruments in which the fund invests may be adversely affected by the phase out of the use of the London Interbank Offered Rate (LIBOR), the benchmark rate for certain floating rate securities. There remains uncertainty regarding the future use of LIBOR, and the nature of any replacement reference rate and, accordingly, it is difficult to predict the impact to the fund of the transition, which is expected to occur by the end of 2021.

Dividend-paying stock risk. As a category, dividend-paying stocks may underperform non-dividend paying stocks (and the stock market as a whole) over any period of time. In addition, issuers of dividend-paying stocks may have discretion to defer or stop paying dividends for a stated period of time, or an anticipated acceleration of dividends may not occur as a result of, among other things, a sharp rise in interest rates or an economic downturn. If the dividend-paying stocks held by the fund reduce or stop paying dividends, the fund's ability to generate income may be adversely affected.

Credit risk. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. Credit risk is greater for lower-rated securities.

Because the issuers of high-yield debt securities, or junk bonds (debt securities rated below the fourth highest credit rating category), may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. Credit risk for high-yield securities is greater than for higher-rated securities.

Some securities issued by US government agencies or instrumentalities are backed by the full faith and credit of the US government. Other securities that are supported only by the credit of the issuing agency or instrumentality are subject to greater credit risk than securities backed by the full faith and credit of the US government. This is because the US government might provide financial support, but has no obligation to do so, if there is a potential or actual loss of principal or failure to make interest payments.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments, as well as US and foreign government actions such as the imposition of tariffs, economic and trade sanctions or embargoes, could undermine the value of the fund's investments, prevent the fund from realizing the full value of its investments or prevent the fund from selling securities it holds. In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU) and in March 2017, the United Kingdom initiated the formal process of withdrawing from the EU. On January 31, 2020, the United Kingdom officially withdrew from the EU pursuant to a withdrawal agreement, providing for a transition period, initially through December 31, 2020, in which the United Kingdom will seek to negotiate and finalize a trade deal with the EU, but that may be extended for up to two years. During this transition period, the United Kingdom will effectively remain in the EU from an economic perspective but will no longer have any political representation on the EU parliament. Significant uncertainty exists regarding the outcome of these negotiations and any adverse economic and political effects it may have on the United Kingdom, other EU countries and the global economy.

Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Emerging markets risk. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.

Derivatives risk. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

Regional focus risk. Focusing investments in a single country or few countries, or regions, involves increased currency, political, regulatory and other risks. Market swings in such a targeted country, countries or regions are likely to have a greater effect on fund performance than they would in a more geographically diversified fund.

Currency risk. Changes in currency exchange rates may affect the value of the fund's investments and the fund's share price. The value of currencies are influenced by a variety of factors, that include: interest rates, national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, global energy prices, political instability and government monetary policies and the buying or selling of currency by a country's government. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the US dollar or, in the case of hedged positions, that the US dollar will decline relative to the currency being hedged. Currency exchange rates can be volatile and can change quickly and unpredictably, thereby impacting the value of the fund's investments.

Small company risk. Small company stocks tend to be more volatile than medium-sized or large company stocks. Because stock analysts are less likely to follow small companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

High yield debt securities risk. High yield debt securities, or junk bonds, are generally regarded as speculative with respect to the issuer's continuing ability to meet principal and interest payments. High yield debt securities' total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in net asset value of the fund, reduce liquidity for certain investments and/or increase costs. High yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high yield debt securities could increase liquidity risk for the fund. In addition, the market for high yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.

Inflation-indexed bond risk. Any rise in interest rates may cause inflation-indexed bonds to decline in price, hurting fund performance. If interest rates rise due to reasons other than inflation, the fund's investment in these securities may not be fully protected from the effects of rising interest rates. The fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. The performance of any bonds that are indexed to non-US rates of inflation may be higher or lower than those indexed to US inflation rates. The fund's actual returns could fail to match the real rate of inflation.

Prepayment and extension risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance.

Municipal securities risk. The fund could be impacted by events in the municipal securities market, including the supply and demand for municipal securities. Negative events, such as severe fiscal difficulties, bankruptcy of one or more issuers, an economic downturn, unfavorable legislation, court rulings or political developments, or reduced monetary support from the federal government could hurt fund performance. The value of municipal securities is strongly influenced by the value of tax-exempt income to investors. Changes in tax and other laws, including changes to individual or corporate tax rates, could alter the attractiveness and overall demand for municipal securities.

Senior loans risk. The fund invests in senior loans that may not be rated by a rating agency, registered with the SEC or any state securities commission or listed on any national securities exchange. Therefore, there may be less publicly available information about them than for registered or exchange-listed securities. The Advisor relies on its own evaluation of the creditworthiness of borrowers, but will consider, and may rely in part on, analyses performed by others. As a result, the fund is particularly dependent on the analytical abilities of the Advisor.

Senior loans may not be considered "securities," and purchasers, such as the fund, therefore may not be entitled to rely on the anti-fraud and misrepresentation protections of the federal securities laws. Senior loans involve other risks, including credit risk, interest rate risk, liquidity risk, and prepayment and extension risk.

Because affiliates of the Advisor may participate in the primary and secondary market for senior loans, limitations under applicable law may restrict the fund's ability to participate in a restructuring of a senior loan or to acquire some senior loans, or affect the timing or price of such acquisition. The fund also may be in possession of material non-public information about a borrower as a result of its ownership of a senior loan. Because of prohibitions on trading in securities of issuers while in possession of such information, the fund might be unable to enter into a transaction in a publicly-traded security of that borrower when it would otherwise be advantageous to do so. If the Advisor wishes to invest in the publicly traded securities of a borrower, it may not have access to material non-public information regarding the borrower to which other lenders have access.

Mortgage-backed and other asset-backed securities risk. These securities represent interests in "pools" of mortgages or other assets such as consumer loans or receivables held in trust and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments. When market interest rates increase, the market values of mortgage-backed securities decline. At the same time, however, mortgage refinancings and prepayments slow, which lengthens the effective duration of these securities. As a result, the negative effect of the interest rate increase on the market value of mortgage-backed securities is usually more pronounced than it is for other types of fixed income securities, potentially increasing the volatility of the fund. Conversely, when market interest rates decline, while the value of mortgage-backed securities may increase, the rate of prepayment of the underlying mortgages also tends to increase, which shortens the effective duration of these securities and may expose the fund to a lower rate of return on reinvestment. Mortgage-backed securities not backed by a government guarantee may be subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgage may decline in value and be insufficient, upon foreclosure, to repay the associated loan.

Investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Convertible securities risk. The market value of a convertible security performs like that of a regular debt security; that is, when interest rates rise, the price of a convertible security generally declines. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their price may change based on changes in the issuer's financial condition. Because a convertible security derives a portion of its value from the common stock into which it may be converted, market and issuer risks that apply to the underlying common stock could impact the price of the convertible security.

ETF risk. Because ETFs trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. An ETF is subject to the risks of the assets in which it invests as well as those of the investment strategy it follows. The fund may incur brokerage costs when it buys and sells shares of an ETF and also bears its proportionate share of the ETF's fees and expenses, which are passed through to ETF shareholders.

ETN risk. Because ETNs are senior, unsecured, unsubordinated debt securities of an issuer (typically a bank or bank holding company), ETNs are subject to the credit risk of the issuer and may lose value due to a downgrade in the issuer's credit rating. The returns of an ETN are linked to the performance of an underlying instrument (typically an index), minus applicable fees. ETNs typically do not make periodic interest payments and principal typically is not protected. The value of an ETN may fluctuate based on factors such as time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying assets, changes in the applicable interest rates, and economic, legal, political or geographic events that affect the underlying assets. The fund bears its proportionate share of any fees and expenses borne by the ETN. Because ETNs trade on a securities exchange, their shares may trade at a premium or discount to their net asset value.

Market risk. The market value of the securities in which the fund invests may be impacted by the prospects of individual issuers, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment and/or the fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the fund, and in extreme conditions, the fund could have difficulty meeting redemption requests.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Focus risk. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the fund's performance.

Commodities-related investments risk. The commodities-linked derivative instruments in which the fund invests tend to be more volatile than many other types of securities and may subject the fund to special risks that do not apply to all derivatives transactions. For example, the value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, changes in storage costs, embargoes, tariffs, policies of commodity cartels and international economic, political and regulatory developments.

Infrastructure-related companies risk. Infrastructure-related companies can be affected by various factors, including general or local economic conditions and political developments, general changes in market sentiment towards infrastructure assets, high interest costs in connection with capital construction and improvement programs, difficulty in raising capital, costs associated with compliance with changes in regulations, regulation or intervention by various government authorities, including government regulation of rates, inexperience with and potential losses resulting from the deregulation of a particular industry or sector, changes in tax laws, environmental problems, commodities markets disruptions (e.g., significant decreases in the price of oil), technological changes, surplus capacity, casualty losses, threat of terrorist attacks and changes in interest rates. Infrastructure-related companies may be adversely affected by the recent pandemic spread of the novel coronavirus known as COVID-19, which may cause decreased demand for infrastructure projects and increased delays or cancellations of infrastructure projects. The pandemic may affect certain types of infrastructure assets more than others (e.g., airports, toll roads, ports and midstream oil infrastructure companies). A company is considered to be an infrastructure-related company if at least 50% of its non-cash assets are infrastructure assets or 50% of its gross income or net profits are derived, directly or indirectly, from the ownership, management, construction, operation, utilization or financing of infrastructure assets.

Real estate securities risk. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments and will depend on the value of the underlying properties or the underlying loans or interest. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. Real estate companies may be adversely affected by the recent pandemic spread of the novel coronavirus known as COVID-19, which has led to decreased economic activity, widespread business and other closures and rapid increases in unemployment that may cause increased defaults on rent, loans or other obligations and increase the probability of an economic recession or depression. Highly leveraged real estate companies are particularly vulnerable to the effects of an economic downturn (including an economic downturn caused by the COVID-19 pandemic). REITs may be more volatile and/or more illiquid than other types of equity securities.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

ESG investing risk. When portfolio management considers ESG factors in its fundamental research process and when making investment decisions, there is a risk that the fund may forgo otherwise attractive investment opportunities or increase or decrease its exposure to certain types of issuers and, therefore, may underperform funds that do not consider ESG factors.

Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

Active trading risk. Active securities trading could raise transaction costs (thus lowering returns).

Risk Lose Money [Text]	rr_RiskLoseMoney	There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to dws.com (the Web site does not form a part of this prospectus) or call the telephone number included in this prospectus. This information does not reflect fees associated with the separate account that invests in the fund or any variable life insurance policy or variable annuity contract for which the fund is an investment option. These fees will reduce returns.

Prior to May 1, 2012, the fund was named DWS Balanced VIP and operated with a different objective and investment strategy. Performance would have been different if the fund's current investment strategy had been in effect.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	dws.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS (%) (CLASS A)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Returns	Period ending
Best Quarter	9.94%	March 31, 2019
Worst Quarter	-10.36%	September 30, 2011
Year-to-Date	-15.51%	March 31, 2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(For periods ended 12/31/2019 expressed as a %)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The MSCI All Country World Index has replaced the S&P Target Risk Moderate Index as the fund's primary comparative broad-based securities market index. The Blended Index 60/40 and the Bloomberg Barclays U.S. Universal Index have replaced the Blended Index 50/50 as the additional secondary and tertiary comparative indexes, respectively. The Advisor believes that the new indexes collectively better represent the fund's investment strategy and overall strategic asset allocations and are therefore more suitable for performance comparison.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Blended Index 60/40 consists of a blend of 60% MSCI All Country World Index and 40% Bloomberg Barclays U.S. Universal Index.

Blended Index 50/50 consists of an equally weighted blend (50%/50%) of the MSCI World High Dividend Yield Index and Bloomberg Barclays U.S. Universal Index.

The MSCI All Country World Index has replaced the S&P Target Risk Moderate Index as the fund's primary comparative broad-based securities market index. The Blended Index 60/40 and the Bloomberg Barclays U.S. Universal Index have replaced the Blended Index 50/50 as the additional secondary and tertiary comparative indexes, respectively. The Advisor believes that the new indexes collectively better represent the fund's investment strategy and overall strategic asset allocations and are therefore more suitable for performance comparison.

Class A | DWS Global Income Builder VIP | Class A
Risk/Return:	rr_RiskReturnAbstract
(paid directly from your investment)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.37%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.68%
1 Year	rr_ExpenseExampleYear01	$ 69
3 Years	rr_ExpenseExampleYear03	218
5 Years	rr_ExpenseExampleYear05	379
10 Years	rr_ExpenseExampleYear10	$ 847
2010	rr_AnnualReturn2010	11.22%
2011	rr_AnnualReturn2011	(1.42%)
2012	rr_AnnualReturn2012	12.98%
2013	rr_AnnualReturn2013	16.63%
2014	rr_AnnualReturn2014	3.83%
2015	rr_AnnualReturn2015	(1.44%)
2016	rr_AnnualReturn2016	6.81%
2017	rr_AnnualReturn2017	16.54%
2018	rr_AnnualReturn2018	(7.66%)
2019	rr_AnnualReturn2019	20.16%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(15.51%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.36%)
Class A | DWS Global Income Builder VIP | before tax | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.16%
5 Years	rr_AverageAnnualReturnYear05	6.36%
10 Years	rr_AverageAnnualReturnYear10	7.40%
Class Inception	rr_AverageAnnualReturnInceptionDate	Apr. 06, 1982
Class A | DWS Global Income Builder VIP | MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.60%
5 Years	rr_AverageAnnualReturnYear05	8.41%
10 Years	rr_AverageAnnualReturnYear10	8.79%
Class A | DWS Global Income Builder VIP | Blended Index 60/40 (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.56%
5 Years	rr_AverageAnnualReturnYear05	6.58%
10 Years	rr_AverageAnnualReturnYear10	7.15%
Class A | DWS Global Income Builder VIP | Bloomberg Barclays U.S. Universal Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.29%
5 Years	rr_AverageAnnualReturnYear05	3.44%
10 Years	rr_AverageAnnualReturnYear10	4.12%
Class A | DWS Global Income Builder VIP | S&P Target Risk Moderate Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.71%
5 Years	rr_AverageAnnualReturnYear05	5.44%
10 Years	rr_AverageAnnualReturnYear10	6.10%
Class A | DWS Global Income Builder VIP | Blended Index 50/50 (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.21%
5 Years	rr_AverageAnnualReturnYear05	5.50%
10 Years	rr_AverageAnnualReturnYear10	6.35%